FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION
FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION
FAIR VALUE MEASUREMENTS—Fair Value Measurements and Disclosures ASC Subtopic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1—Valuations based on unadjusted quoted market prices in active markets for identical securities.
Level 2—Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets and quoted prices in markets that are not active.
Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement, and involve management judgment.
The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Short term investments	$—	$10,000,000	$—	$10,000,000
Investments in joint ventures	—	—	68,363,000	68,363,000
Currency forward contract	—	(1,188,000)	—	(1,188,000)
	$—	$8,812,000	$68,363,000	$77,175,000
The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Marketable securities	$23,005,000	$—	$—	$23,005,000
Investments in joint ventures	—	—	51,382,000	51,382,000
	$23,005,000	$—	$51,382,000	$74,387,000

Kennedy-Wilson's investment in the ordinary stock units of the Bank of Ireland were classified as available-for-sale and were stated at fair value based upon observed market prices (Level 1 in the fair value hierarchy). Unrealized changes in value on these securities were included in accumulated other comprehensive income. As of December 31, 2012, the marketable securities were sold.
The carrying value of short term investments approximates fair value due to the short maturities of these investments.
The following table presents changes in Level 3 investments, investments in investment companies and investments in joint ventures that elected the fair value option, for the years ended December 31:

	2012	2011	2010
Beginning balance	$51,382,000	$34,654,000	$19,590,000
Unrealized and realized gains	9,981,000	5,690,000	6,199,000
Unrealized and realized losses	(446,000)	(1,394,000)	—
Contributions	11,648,000	13,986,000	10,795,000
Distributions	(4,202,000)	(1,554,000)	(1,930,000)
Ending Balance	$68,363,000	$51,382,000	$34,654,000

The change in unrealized and realized gains and losses are included in equity in joint venture (loss) income in the accompanying consolidated statements of operations.
The change in unrealized gains on level 3 investments during 2012 and 2011 for investments still held as of December 31, 2012 and 2011 were $8.6 million and $4.2 million, respectively.
Kennedy Wilson records its investment in KW Property Fund III, L.P., Kennedy Wilson Real Estate Fund IV, L.P., and SG KW Venture I, LLC (the "Funds") based upon the net assets that would be allocated to its interests in the Funds assuming the Funds were to liquidate their investments at fair value as of the reporting date. The Funds report their investments in real estate at fair value based on valuations of the underlying real estate holdings and indebtedness secured by the real estate. The valuations of real estate were based on management estimates of the real estate assets using income and market approaches. The indebtedness securing the real estate and the investments in debt securities were valued, in part, based on third party valuations and management estimates also using an income approach. The primary inputs for these valuations are unobservable and include discount rates, capitalization rates and projected growth rates. Increases in fair value for the Funds of $1.7 million, $0.9 million, and $3.7 million were recorded in equity in joint venture income in the accompanying consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010, respectively. Kennedy Wilson’s investment balance in the Funds was $25.8 million and $23.4 million at December 31, 2012 and 2011, respectively, which are included in investments in joint ventures in the accompanying consolidated balance sheet. As of December 31, 2012 and 2011, Kennedy Wilson has unfunded capital commitments to the Funds in the amounts of $3.4 million and $5.3 million, respectively.
FAIR VALUE OPTION—Kennedy Wilson elected the fair value option for two investments in joint venture entities that were acquired during 2008. Kennedy Wilson elected to record these investments at fair value to more accurately reflect the timing of the value created in the underlying investments and report those results in current operations. In May 2011, Kennedy Wilson purchased an additional 24% (increasing its interest from 24% to 48%) interest in one of its fair value option investments for $7.0 million from a related party fund. Since the purchase price was less than the fair value of this interest at the time of purchase, this transaction resulted in Kennedy Wilson recording an increase in fair value of $4.8 million in equity in joint venture income in the accompanying consolidated statements of operations for the year ended December 31, 2011. During the years ended December 31, 2012, 2011, and 2010, Kennedy Wilson recorded an increase in fair value of both fair value option investments of $7.9 million,$3.4 million, and $2.5 million, respectively, in equity in joint venture income in the accompanying consolidated statements of operations. Kennedy Wilson determines the fair value of these investments based upon the income approach, utilizing estimates of future cash flows, discount rates and liquidity risks. As of December 31, 2012 and 2011, these two investments had fair values of $42.6 million and $27.9 million, respectively.
In estimating fair value of real estate held by the Funds, two joint ventures that elected the fair value option investments and the value of the assets and liabilities acquired in connection with the change in control and consolidation of Fund II (as further described in Note 4), Kennedy-Wilson considers significant inputs such as capitalization and discount rates. The table below describes the range of inputs used as of December 31, 2012 for real estate assets:

Estimated rates used for
	Capitalization rates	Discount Rates
Multifamily	5.75% — 7.00%	7.50% — 9.00%
Office	6.25% — 7.50%	7.50% — 9.75%
Retail	8.00%	9.00% — 12.00%
Land and condominium units	n/a	8.00% — 12.00%
Loan	n/a	2.00% — 9.30%

In valuing real estate related assets and indebtedness, Kennedy-Wilson considers significant inputs such as the term of the debt, value of collateral, market loan-to-value ratios, market interest rates and spreads, and credit quality of investment entities. The credit spreads used by Kennedy-Wilson for these types of investments range from 2.00% to 9.30%.
The accuracy of estimating fair value for investments utilizing unobservable inputs cannot be determined with precision, cannot be substantiated by comparison to quoted prices in active markets, and may not be realized in a current sale or immediate settlement of the asset or liability. Additionally, there are inherent uncertainties in any fair value measurement technique, and changes in the underlying assumptions used, including cap rates, discount rates, liquidity risks, and estimates of future cash flows, could significantly affect the fair value measurement amounts.
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES—During the year ended December 31, 2012, Kennedy Wilson entered into a currency forward contract to manage its exposure to currency fluctuations between its functional currency (U.S. dollars) and the functional currency (Euros) of certain of its wholly owned subsidiaries and joint venture investments and its exposure to currency fluctuations caused by its investment in marketable securities. To accomplish this objective, Kennedy Wilson hedged these exposures by entering into a currency forward contract to sell €16,000,000 at a forward rate. This hedging instrument is expected to partially hedge Kennedy Wilson's exposure to its net investment in certain foreign operations and the changes in fair value of the marketable securities caused by currency fluctuations. The currency forward contract matures on June 4, 2015. The currency forward contract is valued based on the difference between the contract rate and the forward rate at maturity of the foreign currency applied to the notional value in that foreign currency discounted at a market rate for similar risks. Although Kennedy Wilson has determined that the majority of the inputs used to value its derivative fall within Level 2 of the fair value hierarchy, the counterparty risk adjustments associated with the derivative utilize Level 3 inputs. However, as of December 31, 2012, Kennedy Wilson assessed the significance of the impact of the counterparty valuation adjustments on the overall valuation of its derivative positions and determined that the counterparty valuation adjustments are not significant to the overall valuation of its derivative. As a result, Kennedy Wilson has determined that its derivative valuation in its entirety be classified in Level 2 of the fair value hierarchy. The fair value of the derivative instrument held as of December 31, 2012 was $1.5 million and is included in accrued expenses and other liabilities on the consolidated balance sheet.
For the year ended December 31, 2012, the Company recorded a loss of $1.2 million in other comprehensive income in the accompanying consolidated statements of comprehensive income as the portion of the currency forward contract used to hedge currency exposure of its certain wholly owned subsidiaries qualifies as a net investment hedge under ASC Topic 815. During the year ended December 31, 2012, a portion of the currency forward contract was used to hedge currency exposure of Kennedy Wilson's investment in marketable securities which qualified as a fair value hedge under ASC Topic 815 and, accordingly, for the year ended December 31, 2012, Kennedy Wilson recorded a loss of $0.3 million in general and administrative expenses in the accompanying consolidated statements of operations.
FAIR VALUE OF FINANCIAL INSTRUMENTS—The carrying amounts of cash and cash equivalents, accounts receivable including related party, accounts payable, accrued expenses and other liabilities, accrued salaries and benefits, deferred and accrued income taxes, and income tax receivable approximate fair value due to their short-term maturities. The carrying value of notes receivable (excluding related party notes receivable as they are presumed not to be an arm’s length transaction) approximates fair value as the terms are similar to loans with similar characteristics available in the market. As of December 31, 2012 and December 31, 2011, senior notes payable, borrowings under lines of credit, mortgage loans payable and junior subordinated debentures was estimated to be approximately $708.2 million and $312.8 million, respectively, based on a comparison of the yield that would be required in a current transaction, taking into consideration the risk of the underlying collateral and our credit risk to the current yield of a similar security, compared to their carrying value of $686.2 million and $320.1 million at December 31, 2012 and December 31, 2011, respectively.